Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 65,073	$ 852,525
Less: Accumulated depreciation	(388,447)	(461,190)
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	137,046	136,983
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	239,641	253,108
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	27,215	36,919
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	49,618	46,464
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 840,241